Lennar Financial Services Segment (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Apr. 30, 2014	Nov. 30, 2013
Schedule of Trading Securities and Other Trading Assets [Line Items]
Goodwill	$ 44,250		$ 34,046
Lennar Financial Services [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Credit facility, amount outstanding	698,448		374,166
Pledged financial instruments, not separately reported, loans receivable pledged as collateral	$ 732,134		452,477
Interest rate	2.50%
Business combination, recognized identifiable assets acquired and liabilities assumed, assets		$ 1,417
Goodwill	$ 38,854	$ 4,808	$ 34,046